UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A [FKNQX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.32%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	1153-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	8.32	0.64	1.58
Class A (with sales charge)	5.89	0.18	1.35
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	1153-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	1153-ATSR-1124

Franklin New York Intermediate-Term Tax-Free Income Fund
Class A1 [FKNIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$74	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.38%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	153-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	8.38	0.77	1.68
Class A1 (with sales charge)	5.91	0.31	1.45
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	153-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	153-ATSR-1124

Franklin New York Intermediate-Term Tax-Free Income Fund
Class C [FKNCX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 7.86%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	253-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	7.86	0.22	1.11
Class C (with sales charge)	6.86	0.22	1.11
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	253-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	253-ATSR-1124

Franklin New York Intermediate-Term Tax-Free Income Fund
Class R6 [FKNRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.53%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	8153-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	8.53	0.93	1.81
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	8153-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	8153-ATSR-1124

Franklin New York Intermediate-Term Tax-Free Income Fund
Advisor Class [FNYZX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.56%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 1	673-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.56	0.89	1.78
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 2	673-ATSR-1124

HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Intermediate-Term Tax-Free Income Fund	PAGE 3	673-ATSR-1124

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,369 for the fiscal year ended September 30, 2024 and $32,794 for the fiscal year ended September 30, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2024 and $4,875 for the fiscal year ended September 30, 2023. The services for which these fees were paid included fees for tax compliance matters.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax were $70,000 for the fiscal year ended September 30, 2024 and $140,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2024 and $268 for the fiscal year ended September 30, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended September 30, 2024 and $75,699 for the fiscal year ended September 30, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, and professional fees relating to security counts.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $233,638 for the fiscal year ended September 30, 2024 and $220,842 for the fiscal year ended September 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
New York
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Annual | September 30, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 24
Tax Information 25
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.29 $10.25 $11.72 $11.64 $11.70
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.23 0.21 0.22 0.26
Net realized and unrealized gains (losses) ........... 0.60 0.03 (1.48) 0.08 (0.06)
Total from investment operations .................... 0.85 0.26 (1.27) 0.30 0.20
Less distributions from:
Net investment income .......................... (0.25) (0.22) (0.20) (0.22) (0.26)
Net asset value, end of year ....................... $10.89 $10.29 $10.25 $11.72 $11.64
Total return
c
................................... 8.32% 2.54% (10.91)% 2.58% 1.69%
Ratios to average net assets
Expenses
d
.................................... 0.86% 0.87% 0.85% 0.83% 0.84%
Net investment income ........................... 2.35% 2.16% 1.87% 1.86% 2.20%
Supplemental data
Net assets , end of year (000’s) ..................... $89,241 $88,969 $98,998 $119,113 $89,211
Portfolio turnover rate ............................ 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.30 $10.25 $11.72 $11.65 $11.71
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.24 0.22 0.24 0.27
Net realized and unrealized gains (losses) ........... 0.59 0.05 (1.47) 0.07 (0.06)
Total from investment operations .................... 0.86 0.29 (1.25) 0.31 0.21
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.22) (0.24) (0.27)
Net asset value, end of year ....................... $10.89 $10.30 $10.25 $11.72 $11.65
Total return
c
................................... 8.38% 2.80% (10.77)% 2.65% 1.84%
Ratios to average net assets
Expenses
d
.................................... 0.71% 0.72% 0.70% 0.69% 0.69%
Net investment income ........................... 2.50% 2.31% 2.02% 2.03% 2.36%
Supplemental data
Net assets , end of year (000’s) ..................... $182,198 $201,001 $248,359 $334,315 $362,113
Portfolio turnover rate ............................ 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.28 $11.76 $11.69 $11.75
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.19 0.16 0.18 0.21
Net realized and unrealized gains (losses) ........... 0.60 0.04 (1.48) 0.06 (0.06)
Total from investment operations .................... 0.81 0.23 (1.32) 0.24 0.15
Less distributions from:
Net investment income .......................... (0.21) (0.18) (0.16) (0.17) (0.21)
Net asset value, end of year ....................... $10.93 $10.33 $10.28 $11.76 $11.69
Total return
c
................................... 7.86% 2.12% (11.23)% 2.08% 1.29%
Ratios to average net assets
Expenses
d
.................................... 1.26% 1.27% 1.24% 1.24% 1.24%
Net investment income ........................... 1.94% 1.74% 1.46% 1.49% 1.81%
Supplemental data
Net assets , end of year (000’s) ..................... $10,162 $16,158 $24,087 $37,418 $61,722
Portfolio turnover rate ............................ 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.28 $11.75 $11.68 $11.74
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.26 0.24 0.26 0.29
Net realized and unrealized gains (losses) ........... 0.58 0.05 (1.47) 0.07 (0.06)
Total from investment operations .................... 0.87 0.31 (1.23) 0.33 0.23
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.24) (0.26) (0.29)
Net asset value, end of year ....................... $10.92 $10.33 $10.28 $11.75 $11.68
Total return .................................... 8.53% 2.95% (10.60)% 2.80% 2.00%
Ratios to average net assets
Expenses
c
..................................... 0.55% 0.56% 0.54% 0.53% 0.53%
Net investment income ........................... 2.66% 2.46% 2.18% 2.17% 2.51%
Supplemental data
Net assets , end of year (000’s) ..................... $104,726 $93,181 $85,277 $99,307 $87,638
Portfolio turnover rate ............................ 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $10.28 $11.76 $11.68 $11.74
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.24 0.25 0.29
Net realized and unrealized gains (losses) ........... 0.60 0.04 (1.49) 0.08 (0.06)
Total from investment operations .................... 0.88 0.30 (1.25) 0.33 0.23
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.23) (0.25) (0.29)
Net asset value, end of year ....................... $10.93 $10.33 $10.28 $11.76 $11.68
Total return .................................... 8.56% 2.89% (10.73)% 2.83% 1.94%
Ratios to average net assets
Expenses
c
..................................... 0.61% 0.62% 0.60% 0.58% 0.59%
Net investment income ........................... 2.59% 2.40% 2.11% 2.12% 2.45%
Supplemental data
Net assets , end of year (000’s) ..................... $158,199 $173,667 $226,374 $330,045 $320,209
Portfolio turnover rate ............................ 11.18% 8.49% 8.56% 18.90% 13.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments, September 30, 2024
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 4,968,000 $ 4,478,448
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 742,710
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,000,000 4,780,882
10,002,040
Georgia 0.5%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 .... 1,000,000 854,591
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-2 , 4.5% , 12/01/26 .... 1,945,000 1,875,145
2,729,736
New York 94.6%
Albany Capital Resource Corp. , KIPP Capital Region Public Charter Schools , Revenue ,
2024 , 4.5% , 6/01/44 ................................................ 465,000 466,326
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,602,262
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,107,693
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,557,598
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 977,709
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 4,103,294
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/25 ............ 110,000 109,788
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 109,256
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,092
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 224,528
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 99,636
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 99,156
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 98,506
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,605,000 1,619,323
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 348,707
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,542,877
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,434,175
City of New York ,
GO , 2016 A , Refunding , 5% , 8/01/26 ................................... 9,000,000 9,168,220
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,415,515
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,399,071
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,538,927
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,126,554
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,122,457
County of Suffolk ,
GO , 2018 B , AGMC Insured , 4% , 10/15/30 ............................... 6,310,000 6,459,882
GO , 2018 B , AGMC Insured , 3.375% , 10/15/31 ........................... 6,370,000 6,370,382
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/25 ...... 160,000 161,235
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 161,219
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 162,421
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 217,755
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,036,712
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 10,000,000 10,538,034

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Empire State Development Corp., (continued)
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... $ 5,120,000 $ 5,578,218
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 567,487
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 533,828
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 16,306,380
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 6,957,117
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,414,564
Metropolitan Transportation Authority ,
Revenue , 2010 A , 6.668% , 11/15/39 .................................... 4,625,000 5,222,493
Revenue , 2017 C-2 , Refunding , Zero Cpn., 11/15/39 ....................... 15,000,000 8,114,693
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,466,498
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 40,000,000 30,541,184
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 1,013,700
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,087,153
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 9,656,297
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,052,328
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 649,258
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 766,755
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 10,000,000 9,293,590
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 4% , 1/01/32 3,250,000 3,420,601
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/39 .. 2,500,000 2,297,949
New York City Municipal Water Finance Authority ,
New York City Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 1,590,000 1,772,987
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,073,275
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 5,131,459
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 5,384,973
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,179,876
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,090,117
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 7,306,951
c
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/41 ...................... 2,000,000 2,273,052
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,783,889
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,739,868
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,297,763
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,741,155
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,713,722
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 35,000 35,000
Revenue , 2011 A , 5% , 10/01/24 ....................................... 110,000 110,000
Revenue , 2020 A , Pre-Refunded , AGMC Insured , 5% , 10/01/34 ............... 5,000 5,486
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 569,088
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 664,724
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,035,410
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 845,447
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,006,733

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... $ 1,800,000 $ 1,810,345
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 1,000,159
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 340,259
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 292,044
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 295,819
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 352,088
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,396,946
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,092,458
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,651,769
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,476,705
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/27 .... 6,000,000 6,067,251
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/26 1,000,000 1,003,823
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 400,000 444,140
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 497,962
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,076,346
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,767,465
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 186,142
State of New York Personal Income Tax , Revenue , 2016 D , Pre-Refunded , 5% ,
2/15/27 ........................................................ 5,000,000 5,246,630
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,201,385
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,368
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,580,365
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/41 1,000,000 1,135,383
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 2,000,000 2,081,589
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,263,478
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,493,503
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/33 .. 1,000,000 1,063,693
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 3,113,284
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,396,247
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,227,868
Revenue , K , Refunding , 5% , 1/01/28 ................................... 10,000,000 10,050,972
Revenue , K , Refunding , 5% , 1/01/29 ................................... 10,000,000 10,050,719
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,880,026
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,363,491
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,623,727
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,226,191
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,000,000 2,175,110
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,242,961
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 946,547
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 538,624
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 162,723
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 430,571
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,468,664
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,980,000 4,402,330
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 4,340,000 4,776,215
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 2,027,125
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 850,000 932,598
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.5% , 6/30/42 ................ 1,080,000 1,190,559

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... $ 1,880,000 $ 2,034,440
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 353,781
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 345,110
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 548,730
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 629,719
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 706,398
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,454,218
Port Authority of New York & New Jersey ,
Revenue , 194th , Refunding , 5% , 10/15/28 ............................... 9,085,000 9,288,093
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 15,000,000 16,070,822
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,211,767
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 676,906
c
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,773,463
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 292,212
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 492,432
State of New York , GO , 2023 A , 5% , 3/15/41 ...............................
2,000,000 2,295,176
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,664,402
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,337,530
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,638,731
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,377,540
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,463,629
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,358,803
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,519,168
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,073,642
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... 3,480,000 3,554,112
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/30 ......................... 14,175,000 11,652,134
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,466,827
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,243,435
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/45 .................................... 1,000,000 1,116,668
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,212,679
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 1,000,000 1,105,261
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 2,000,000 2,201,310
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,953,528
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,630,036
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,127,043
Whitney Museum of American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 5,000,000 5,721,524
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 842,944
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 1,004,367
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,217,849
514,891,474

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. $ 1,700,000 $ 1,502,583
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,700,000 1,502,584
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,994,136
4,999,303
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,636,888
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,503,024
Wisconsin 0.5%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 , 4.5% , 12/01/26 ......... 1,160,000 1,100,403
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,570,000 1,365,186
2,465,589
U.S. Territories 0.2%
Guam 0.1%
d
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 .. 750,000 806,313
Puerto Rico 0.1%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 230,020 230,813
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 443,610 445,564
676,377
Total U.S. Territories .................................................................... 1,482,690
Total Municipal Bonds (Cost $ 546,091,708 ) .....................................
540,710,744
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
New York 0.7%
e
Metropolitan Transportation Authority ,
Revenue , 2005 D-2 , LOC Bank of Montreal , Daily VRDN and Put , 3.75% , 11/01/35 500,000 500,000
Revenue , 2012 G-4 , Refunding , LOC Bank of Montreal , Daily VRDN and Put , 3.75% ,
11/01/30 ....................................................... 800,000 800,000
e
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 4.05% , 6/15/33 ................... 2,700,000 2,700,000
4,000,000
Total Municipal Bonds (Cost $ 4,000,000 ) .......................................
4,000,000
Total Short Term Investments (Cost $ 4,000,000 ) .................................
4,000,000
a
Total Investments (Cost $ 550,091,708 ) 100.0% ..................................
$544,710,744
Other Assets, less Liabilities (0.0) %
†
...........................................
(185,705)
Net Assets 100.0% ...........................................................
$544,525,039

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 23 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $23,667,490, representing 4.3% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Security purchased on a when-issued basis. See Note 1(b).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $550,091,708
Value - Unaffiliated issuers .................................................................. $544,710,744
Cash .................................................................................... 72,989
Receivables:
Capital shares sold ........................................................................ 185,399
Interest ................................................................................. 5,601,674
Total assets .......................................................................... 550,570,806
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,841,298
Capital shares redeemed ................................................................... 586,999
Management fees ......................................................................... 226,217
Distribution fees .......................................................................... 39,182
Transfer agent fees ........................................................................ 92,586
Trustees' fees and expenses ................................................................. 648
Distributions to shareholders ................................................................. 173,158
Accrued expenses and other liabilities ........................................................... 85,679
Total liabilities ......................................................................... 6,045,767
Net assets, at value ................................................................. $544,525,039
Net assets consist of:
Paid-in capital ............................................................................. $569,242,925
Total distributable earnings (losses) ............................................................. (24,717,886)
Net assets, at value ................................................................. $544,525,039

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $89,240,988
Shares outstanding ........................................................................ 8,194,364
Net asset value per share
a,b
.................................................................. $10.89
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $11.14
Class A1:
Net assets, at value ....................................................................... $182,197,707
Shares outstanding ........................................................................ 16,726,123
Net asset value per share
a,b
.................................................................. $10.89
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $11.14
Class C:
Net assets, at value ....................................................................... $10,162,089
Shares outstanding ........................................................................ 929,594
Net asset value and maximum offering price per share
a,b
............................................ $10.93
Class R6:
Net assets, at value ....................................................................... $104,725,718
Shares outstanding ........................................................................ 9,587,240
Net asset value and maximum offering price per share
b
............................................. $10.92
Advisor Class:
Net assets, at value ....................................................................... $158,198,537
Shares outstanding ........................................................................ 14,479,712
Net asset value and maximum offering price per share
b
............................................. $10.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $17,830,211
Expenses:
Management fees (Note 3 a ) ................................................................... 2,737,636
Distribution fees: (Note 3c )
Class A ................................................................................ 227,242
Class A1 ............................................................................... 190,380
Class C ................................................................................ 81,179
Transfer agent fees: (Note 3e )
Class A ................................................................................ 71,501
Class A1 ............................................................................... 149,725
Class C ................................................................................ 9,815
Class R6 ............................................................................... 15,176
Advisor Class ............................................................................ 127,932
Custodian fees (Note 4 ) ...................................................................... 3,510
Reports to shareholders fees .................................................................. 9,346
Registration and filing fees .................................................................... 60,398
Professional fees ........................................................................... 85,876
Trustees' fees and expenses .................................................................. 7,080
Other .................................................................................... 47,032
Total expenses ......................................................................... 3,823,828
Expense reductions (Note 4 ) ............................................................... (3,510)
Net expenses ......................................................................... 3,820,318
Net investment income ................................................................ 14,009,893
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,213,723)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 36,855,271
Net realized and unrealized gain (loss) ............................................................ 31,641,548
Net increase (decrease) in net assets resulting from operations .......................................... $45,651,441

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Intermediate-Term Tax-
Free Income Fund
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,009,893 $14,516,518
Net realized gain (loss) ................................................. (5,213,723) (5,707,594)
Net change in unrealized appreciation (depreciation) ........................... 36,855,271 10,948,572
Net increase (decrease) in net assets resulting from operations ................ 45,651,441 19,757,496
Distributions to shareholders:
Class A ............................................................. (2,123,758) (2,022,723)
Class A1 ............................................................ (4,729,908) (5,190,877)
Class C ............................................................. (239,772) (355,208)
Class R6 ............................................................ (2,631,004) (2,255,462)
Advisor Class ........................................................ (4,191,118) (4,470,933)
Total distributions to shareholders .......................................... (13,915,560) (14,295,203)
Capital share transactions: (Note 2 )
Class A ............................................................. (4,919,809) (10,686,131)
Class A1 ............................................................ (29,743,850) (49,815,087)
Class C ............................................................. (6,744,928) (8,294,030)
Class R6 ............................................................ 6,038,217 7,747,705
Advisor Class ........................................................ (24,816,919) (54,534,303)
Total capital share transactions ............................................ (60,187,289) (115,581,846)
Net increase (decrease) in net assets ................................... (28,451,408) (110,119,553)
Net assets:
Beginning of year ....................................................... 572,976,447 683,096,000
End of year ........................................................... $544,525,039 $572,976,447

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin New York Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,621,579 $17,226,408 2,356,181 $24,914,797
Shares issued in reinvestment of distributions .......... 165,278 1,770,126 153,253 1,622,179
Shares redeemed ............................... (2,234,891) (23,916,343) (3,529,042) (37,223,107)
Net increase (decrease) .......................... (448,034) $(4,919,809) (1,019,608) $(10,686,131)
Class A1 Shares:
Shares sold ................................... 305,407 $3,238,974 444,069 $4,705,378
Shares issued in reinvestment of distributions .......... 399,580 4,278,965 442,566 4,685,342
Shares redeemed ............................... (3,499,657) (37,261,789) (5,599,322) (59,205,807)
Net increase (decrease) .......................... (2,794,670) $(29,743,850) (4,712,687) $(49,815,087)
Class C Shares:
Shares sold ................................... 92,725 $996,796 146,856 $1,551,501
Shares issued in reinvestment of distributions .......... 20,904 224,471 30,886 328,131
Shares redeemed
a
.............................. (747,781) (7,966,195) (956,046) (10,173,662)
Net increase (decrease) .......................... (634,152) $(6,744,928) (778,304) $(8,294,030)
Class R6 Shares:
Shares sold ................................... 1,976,715 $21,192,833 2,585,716 $27,449,345
Shares issued in reinvestment of distributions .......... 189,605 2,037,002 174,245 1,849,890
Shares redeemed ............................... (1,603,472) (17,191,618) (2,033,141) (21,551,530)
Net increase (decrease) .......................... 562,848 $6,038,217 726,820 $7,747,705
Advisor Class Shares:
Shares sold ................................... 2,951,828 $31,698,951 5,787,500 $61,288,261
Shares issued in reinvestment of distributions .......... 308,501 3,313,409 330,045 3,503,756
Shares redeemed ............................... (5,596,459) (59,829,279) (11,324,058) (119,326,320)
Net increase (decrease) .......................... (2,336,130) $(24,816,919) (5,206,513) $(54,534,303)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2024, the gross effective investment management fee rate was 0.492% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$113,240 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until January 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2024, these purchase and sale transactions aggregated $52,010,000 and $37,920,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2024, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,409
CDSC retained .............................................................................. $1,165
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2024 and 2023 , was as follows:
At September 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2024, aggregated
$60,975,190 and $109,628,802, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,381,204
Long term ................................................................................ 10,599,562
Total capital loss carryforwards ............................................................... $19,980,766
2024 2023
Distributions paid from:
Ordinary income .......................................................... $369,730 $311,452
Tax exempt income ........................................................ 13,545,830 13,983,751
$13,915,560 $14,295,203
Cost of investments .......................................................................... $549,463,328
Unrealized appreciation ........................................................................ $6,218,663
Unrealized depreciation ........................................................................ (10,971,247)
Net unrealized appreciation (depreciation) .......................................................... $(4,752,584)
Distributable earnings:
Undistributed tax exempt income ................................................................. $188,622

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2024, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit

Franklin New York Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin New York Tax-Free Trust and Shareholders of Franklin New York Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New
York Intermediate-Term Tax-Free Income Fund (the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended
September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended September 30, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $13,545,830

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin New York Tax-Free Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional New York intermediate municipal debt funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was eight basis points below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return for each period was positive. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A or Investor Class shares for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and six other New York intermediate municipal debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints,

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4153-AFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 27, 2024